NATURE OF BUSINESS AND ORGANIZATION (Details)	12 Months Ended
	Jan. 31, 2026 item shares	Jan. 31, 2025 shares
NATURE OF BUSINESS AND ORGANIZATION
Period of termination of the trust after the death of the survivor of persons named in the exhibit	21 years
Number of persons named in the exhibit to the agreement of trust | item	25
Age of the youngest survivor	65 years
Certificate of beneficial interest of Land Trust, units | shares	13,120,010	13,120,010